TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
TAXES ON INCOME
Schedule of deferred income taxes

	Statements of financial		Statements of
	position		profit or loss
	December 31,		Year ended December 31,
	2022	2021	2022	2021	2020
Deferred tax assets:
Carryforward tax losses	$—	$41	$(41)	$(8)	$(18)
Employee benefits and other liabilities	216	199	17	46	25
Share-based compensation	357	337	20	69	58
Deferred tax income (expenses)			$(4)	$107	$65
Deferred tax assets	$573	$577

Schedule of taxes on income (tax benefit) included in profit or loss

	Year ended
	December 31,
	2022	2021	2020
Current taxes	$134	$97	$28
Deferred taxes, see also Note 23d above	4	(107)	(65)
Taxes in respect of previous years	31	14	296
	$169	$4	$259